Fair Value Liabilities - Financial Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities	$ 27,232,947	$ 85,603,603	$ 43,181,472
Series F Preferred Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities	11,191,652	5,655,006
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities	0	0	0
Fair Value, Inputs, Level 1 [Member] | Series F Preferred Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities	0	0	0
Fair Value, Inputs, Level 2 [Member] | Series F Preferred Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities	27,232,947	85,603,603	43,181,472
Fair Value, Inputs, Level 3 [Member] | Series F Preferred Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities	11,191,652	5,655,006
Common Stock Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities	1,527	4,121,836	26,592,532
Common Stock Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities	0	0	0
Common Stock Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities	0	0	0
Common Stock Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities	1,527	4,121,836	26,592,532
Conversion Feature Of 2016 Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities	16,039,768	75,826,761
Conversion Feature Of 2016 Notes [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities	0	0
Conversion Feature Of 2016 Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities	0	0
Conversion Feature Of 2016 Notes [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities	$ 16,039,768	$ 75,826,761
Conversion Feature Of 2015 Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities			16,588,940
Conversion Feature Of 2015 Notes [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities			0
Conversion Feature Of 2015 Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities			0
Conversion Feature Of 2015 Notes [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities			$ 16,588,940